Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Provisions [Abstract]
Warranties	$ 182		$ 173
Onerous contracts	171		67
Employee benefits	57		59
Others	5		5
Provisions	415		304	$ 207	$ 180
Current	314	$ 11	207
Noncurrent	$ 101	$ 4	$ 97